Company Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2015 and 2014 is as follows:

	Estimated Useful lives	2015	2014
		(Amounts in thousands)
Land		$820	$820
Building and improvements	12 years	4,973	4,947
Furniture and equipment	9.6 years	2,357	2,031
Total premises and equipment		8,150	7,798
Less: accumulated depreciation and amortization		(3,559)	(3,308)
Premises and equipment, net		$4,591	$4,490

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2015, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2016	211
2017	178
2018	151
2019	151
2020	151
Total minimum lease payments	$842